26. POST-EMPLOYMENT OBLIGATIONS (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Benefits paid	R$ (1,042)	R$ (1,011)	R$ (964)
Pension Plans and Retirement Supplement Plans [Member]
Disclosure of fair value of plan assets [line items]
Beginning balance	9,063	8,546	8,128
Return on investments	2,003	1,220	1,100
Contributions from employer	199	178	159
Benefits paid	(899)	(881)	(841)
Ending balance	R$ 10,366	R$ 9,063	R$ 8,546